COMMITMENTS AND CONTINGENCIES (FY) (Details)	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Nov. 27, 2020 USD ($) $ / shares	Nov. 23, 2020 USD ($) Demand $ / shares shares
Underwriting Agreement [Abstract]
Deferred underwriter fee discount (in dollars per share)			$ 0.35
Deferred underwriting fees | $			$ 9,660,000
Forward Purchase Agreement [Abstract]
Purchase price (in dollars per share)			$ 10.10
Public Warrants [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares				2,500,000
Maximum [Member]
Registration Rights [Abstract]
Number of demands eligible security holder can make | Demand				3
Forward Purchase Agreement [Abstract]
Purchase price (in dollars per share)	$ 10.30	$ 10.30
Forward Purchase Agreement [Member]
Forward Purchase Agreement [Abstract]
Aggregate purchase price | $				$ 50,000,000
Forward Purchase Agreement [Member] | Public Warrants [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares				2,500,000
Forward Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares				5,000,000
Number of securities called by each warrant (in shares) | shares				1
Warrants exercise price (in dollars per share)				$ 11.50
Purchase price (in dollars per share)				$ 10.00
Subscription Option [Member]
Forward Purchase Agreement [Abstract]
Aggregate purchase price | $				$ 50,000,000
Subscription Option [Member] | Class A Ordinary Shares [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares				5,000,000
Number of securities called by each warrant (in shares) | shares				1
Warrants exercise price (in dollars per share)				$ 11.50
Purchase price (in dollars per share)				$ 10.00